Stock-based Compensation (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Options Activity
The following table sets forth the summary of options activity, under the 2018 Plan and the 2021 Plans, for the nine months ended September 30, 2024:

(in thousands, except share-based data)	Total Options	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2023	1,707	$957.46
Forfeitures	(322)	$167.44

(in thousands, except share-based data)	Total Options	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Outstanding as of September 30, 2024	1,385	$1,140.72	6.6	$—
Exercisable as of September 30, 2024	1,249	$1,070.16	6.5	$—
Vested and expected to vest as of September 30, 2024	1,385	$1,140.72	6.6	$—

The following table sets forth the summary of options activity, under the 2018 Plan and the 2021 Plans, for the year ended December 31, 2023:

(in thousands, except share-based data)	Total Options	Weighted- Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	3,655	$849.66
Vested exercised	(721)	$181.30
Forfeitures	(1,227)	$1,091.30
Outstanding as of December 31, 2023	1,707	$957.46	7.1	$—
Exercisable as of December 31, 2023	1,337	$761.04	6.8	$—
Vested and expected to vest as of December 31, 2023	1,707	$957.46	7.1	$—

Schedule of Restricted Stock Unit and Restricted Stock Award Activity
The following table sets forth the summary of RSU and RSA activity, under the Initial Plan, the 2018 Plan, the 2021 Plan, and the 2022 Plan, for the nine months ended September 30, 2024. RSAs were an immaterial portion of activity for the period:

	Shares	Weighted Average Grant Date Fair Value (i.e. Share Price)
Outstanding as of December 31, 2023	15,694	$1,214.92
Vested	(2,613)	940.10
Forfeited	(5,266)	668.08
Outstanding as of September 30, 2024	7,816	$ 1,675.24

The following table sets forth the summary of RSU and RSA activity, under the Initial Plan, the 2018 Plan, the 2021 Plan, and the 2022 Plan, for the year ended December 31, 2023. RSAs were an immaterial portion of activity for the period:

	Shares	Weighted Average Grant Date Fair Value (i.e. Share Price)
Outstanding as of December 31, 2022	11,113	$ 2,796.36
Granted	15,150	381.64
Vested	(3,051)	2,831.92
Forfeited	(7,518)	1,217.30
Outstanding as of December 31, 2023	15,694	$1,214.92

Schedule of Stock-Based Compensation Expense
The following table sets forth the stock-based compensation under the Initial Plan, the 2018 Plan, the 2021 Plan, and the 2022 Plan by expense type:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2024	2023	2024	2023
Research and development expenses	$275	$472	$499	$1,629
Selling, general and administrative expenses	1,432	1,684	4,386	4,824
Total	$1,707	$2,156	$4,885	$6,453

The following table sets forth the stock-based compensation under the Initial Plan, the 2018 Plan, the 2021 Plan, and the 2022 Plan by award type:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2024	2023	2024	2023
Options	$71	$81	$216	$269
RSUs & RSAs	1,636	2,068	4,669	6,167
ESPP	—	7	—	17
Total	$1,707	$2,156	$4,885	$6,453

The following table sets forth the stock-based compensation under the Initial Plan, the 2018 Plan, the 2021 Plan, and the 2022 Plan by expense type:

	Year Ended December 31,
(in thousands)	2023	2022
Research and development expenses	$2,131	$2,134
Selling, general and administrative expenses	6,349	9,446
Total	$8,480	$11,580

The following table sets forth the stock-based compensation under the Initial Plan, the 2018 Plan, the 2021 Plan, and the 2022 Plan by award type:

	Year Ended December 31,
(in thousands)	2023	2022
Options	$352	$538
RSUs & RSAs	8,115	10,995
ESPP	13	117
Performance Awards	—	(70)
Total	$8,480	$11,580